RESULTS FOR THE YEAR - EMPLOYEE COSTS - Remuneration to Executive Management and Board of Directors (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Total	DKK 121.0	DKK 198.0	DKK 247.0
Executive Management and Board of Directors
Disclosure of transactions between related parties [line items]
Total	90.0	152.0
Executive Management
Disclosure of transactions between related parties [line items]
Salary and cash bonus	74.0	77.0	89.0
Pension	18.0	20.0	22.0
Benefits	6.0	10.0	7.0
Share-based incentive	7.0	11.0	44.0
Severance payments	0.0	65.7	72.7
Total	DKK 105.0	184.0	235.0
Vesting period	3 years
Board of Directors
Disclosure of transactions between related parties [line items]
Total	DKK 16.0	DKK 14.0	DKK 12.0